Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Counsel [Member]
Related Party Transaction [Line Items]
Compensation for services		$ 1,600,000
Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	200,000
HIGCO, Inc [Member]
Related Party Transaction [Line Items]
Revenue sharing contract	25,000	200,000	200,000
SamCon, Inc [Member]
Related Party Transaction [Line Items]
Revenue sharing contract	17,000	100,000	100,000
Prescott's Bar LLC [Member]
Related Party Transaction [Line Items]
Revenue sharing contract	0	74,000	88,000
Balboa Pizza [Member]
Related Party Transaction [Line Items]
Revenue sharing contract		$ 63,000